Taxes (Schedule Of After Tax Accrual For Payment Of Interest And Penalties In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Taxes [Abstract]
Income tax examination, penalties and interest accrued	$ 470	$ 527